ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Allowance for Loan Losses (Details)	12 Months Ended
Dec. 31, 2025 item
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Number of scenarios considered to estimate credit losses captured non linealrities	3
Personal and Business Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default that raises significant increase in credit risk	30.00%
Period past for financial instruments in default and credit impaired	90 days
Personal and Business Banking | Minimum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	30 days
Personal and Business Banking | Maximum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Credit score deviation	300
Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
BCRA threshold credit risk situation	2
Probably of default that raises significant increase in credit risk	30.00%
Period past for financial instruments in default and credit impaired	90 days
Corporate Banking | Minimum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	30 days
Number of notes	2